RECEIVABLES (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) item	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Receivables
Gross receivables	$ 12,373,149	$ 12,884,569		$ 13,504,713		$ 12,285,234	$ 10,854,596
Less: Allowance for credit losses	(96,953)	(95,542)	$ (93,077)	$ (102,215)	$ (100,420)	(101,953)	$ (122,320)	$ (106,673)
Total receivables, net	12,276,196	12,789,027				12,183,281
Restricted Receivables	10,805,277	10,954,660				10,648,814
Receivables directly or indirectly sold or transferred and available to pay the entity's creditors prior to all obligations of the SPE having been fulfilled	$ 0	$ 0
Number of components of allowance for credit losses	2	2
Number of portfolio segments in which allowance for credit losses is segregated	2	3
Retail
Receivables
Gross receivables	$ 621,947	$ 902,016				986,769
Restricted Receivables	7,763,669	7,798,882				7,431,634
Wholesale
Receivables
Gross receivables	909,077	984,832				362,870
Restricted Receivables	3,041,608	3,153,814				3,210,654
Finance lease receivables
Receivables
Gross receivables	36,848	43,061				55,964
Restricted Receivables		1,964				6,526
Restricted receivables
Receivables
Restricted Receivables	$ 10,805,277	$ 10,954,660				$ 10,648,814